REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2020
REDEEMABLE NON-CONTROLLING INTERESTS
Schedule of redeemable non-controlling interest

	2019	2020
	RMB	RMB
Balance at beginning of year	225,645	216,974
Net loss attributable to mezzanine equity holders	(8,671)	(27,163)
Balance at end of year	216,974	189,811